22. Knowledge retention program (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Knowledge Retention Program
Severance payable, current	R$ 153,377	R$ 74,324
Severance payable, noncurrent		122,148
Labor obligations	10,472	140,818
Labor obligations, current	8,242	136,293
Labor obligations, noncurrent	R$ 2,230	R$ 4,525